CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 4 – CONVERTIBLE NOTES

The Company has $0 and $1,100,200 in convertible secured notes payable at July 31, 2024 and January 31, 2024. The balances as of January 31, 2024 were as follows:

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$0.10	1,250,000	1,250,000	$0.15	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$0.10	873,340	873,340	$0.15	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$0.10	500,000	500,000	$0.15	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$0.10	750,000	750,000	$0.15	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$0.10	980,000	980,000	$0.15	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$0.10	1,126,660	1,126,660	$0.15	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$0.23	440,000	550,000	$0.23	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$0.23	434,783	543,479	$0.23	5/8/26
Total	$1,100,200					9,854,783	10,073,479

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.

As of January 31, 2024, there were debt discounts and beneficial conversion features on the above notes payable of $475,201. The Company derecognized the unamortized beneficial conversion feature upon its adoption of ASU 2020-06 as described in Note 1.

On April 5, 2024, holders of $1,099,200 par value of Convertible Secured Notes issued between December 2022 and May 2023 elected to convert those notes to common stock under contract terms. As a result, we issued 9,854,783 shares of common stock to the respective holders.

NOTE 4 – CONVERTIBLE NOTES

The Company has $1,100,200 in convertible secured notes payable at January 31, 2024 as follows:

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$0.10	1,250,000	1,250,000	$0.15	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$0.10	873,340	873,340	$0.15	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	1,000,000	$0.15	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$0.10	500,000	500,000	$0.15	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$0.10	750,000	750,000	$0.15	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	300,000	300,000	$0.15	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$0.10	980,000	980,000	$0.15	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$0.10	1,126,660	1,126,660	$0.15	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$0.23	440,000	550,000	$0.23	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$0.23	434,783	543,479	$0.23	5/8/26
Total	$1,100,200					9,854,783	10,073,479

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.

There are debt discounts and beneficial conversion features on the above notes payable of $475,201. The Company amortizes the beneficial conversion feature over the life of the note payable using the straight-line method which it believes approximates the effective interest method.

At the closing of the transaction between the ICUMO and the parent company, the parent company issued replacement convertible notes payable and new warrants to the holders of ICUMO’s convertible notes payable. In accordance with ASC 405, management determined that the transaction represented a debt extinguishment. Accordingly, we measured the fair value of the replacement notes and new warrants issued and recognized a loss on extinguishment equal to the difference between the new notes and warrants and the carrying value of the original notes.

As part of the issuance of replacement notes and warrants for the issued and outstanding convertible notes and warrants of ICUMO, the Company recognized a loss on extinguishment of liabilities of approximately $1,774,000 during the year ended January 31, 2023. This amount is included within ‘stock-based compensation’ on the accompanying statement of operations.

The following are the inputs to the Black-Scholes option pricing model used to estimate the value of the above warrants at issuance:

	2024	2023
Stock price	$0.22	$0.22
Exercise price	$0.23	$0.15 – 0.23
Expected volatility(a)	1,608%	168 - 359%
Expected term (years)	3	3 – 5
Risk free rate	4.84%	2.97 – 3.23%
Dividends	0%	0%

(a)	The Company derived expected volatility using the average volatility for a sample of comparable companies due to the thinly traded nature of the Company’s stock for issuances during the year ended January 31, 2023.